Business Combinations (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Assets and Liabilities

The following table presents the assets and liabilities of Parkway and Grayson prior to the merger, the estimated fair value of Cardinal assets acquired and liabilities assumed, and the resulting estimated balance sheet of Parkway immediately following the merger on July 1, 2016.

(dollars in thousands)	Pre-Merger Parkway	Pre-Merger Grayson	Cardinal Acquired	Post-Merger Parkway
Assets
Cash and cash equivalents	$—	$13,117	$11,698	$24,815
Investment securities	—	33,847	59,005	92,852
Restricted equity securities	—	971	1,308	2,279
Loans	—	244,800	157,852	402,652
Allowance for loan losses	—	(3,309)	-	(3,309)
Cash value of life insurance	—	10,122	6,714	16,836
Foreclosed assets	—	95	-	95
Property and equipment	—	11,548	6,423	17,971
Goodwill and other intangible assets	—	-	2,469	2,469
Accrued interest receivable	—	1,253	539	1,792
Other assets	—	5,044	7,127	12,171

Total assets	$—	$317,488	$253,135	$570,623

Liabilities
Deposits	$—	$274,265	$219,273	$493,538
Borrowings	—	10,000	8,000	18,000
Accrued interest payable	—	96	35	131
Other liabilities	—	1,146	1,436	2,582

Total liabilities	$—	$285,507	$228,744	$514,251

Shareholders’ Equity	$—	$31,981	$24,391	$56,372

Supplemental Pro Forma Information

Supplemental Pro Forma Information (dollars in thousands except per share data)

The table below presents supplemental pro forma information as if the Cardinal acquisition had occurred at the beginning of the earliest period presented, which was January 1, 2016. Pro forma results include adjustments for amortization and accretion of fair value adjustments and do not include any projected cost savings or other anticipated benefits of the merger. Therefore, the pro forma financial information is not indicative of the results of operations that would have occurred had the transactions been effected on the assumed date. Pre-tax merger-related costs of $1.5 million are included in the Company’s consolidated statements of operations for the year ended December 31, 2016, and are not included in the pro forma information below.

Year Ended December 31, 2016
(unaudited)
Net interest income	$19,620
Net income (a)	$2,935
Basic and diluted weighted average shares outstanding (b)	5,021,376
Basic and diluted earnings per common share	$0.58

(a)	Supplemental pro forma net income includes the impact of certain fair value adjustments. Supplemental pro forma net income does not include assumptions on cost savings or the impact of merger-related expenses.
(b)	Weighted average shares outstanding includes the full effect of the common stock issued in connection with the Cardinal acquisition as of the earliest reporting date.

Cardinal Bankshares Corporation
Schedule of Assets Acquired and Liabilities Assumed, Fair Value Adjustments and Determination of Purchase Gain

The following table presents the Cardinal assets acquired and liabilities assumed as of July 1, 2016 as well as the related fair value adjustments and determination of purchase gain.

(dollars in thousands)	As Reported by Cardinal	Fair Value Adjustments		As Reported by Parkway
Assets
Cash and cash equivalents	$11,698	$—		$11,698
Investment securities	59,327	(322	)(a)	59,005
Restricted equity securities	1,308	—		1,308
Loans	164,044	(6,192	)(b)	157,852
Allowance for loan losses	(2,123)	2,123	(c)	—
Cash value of life insurance	6,714	—		6,714
Property and equipment	5,384	1,039	(d)	6,423
Intangible assets	—	2,469	(e)	2,469
Accrued interest receivable	539	-		539
Other assets	2,450	4,677	(f)	7,127

Total assets acquired	$249,341	$3,794		$253,135

Liabilities
Deposits	$218,671	$602	(g)	$219,273
Borrowings	8,000	—	(h)	8,000
Accrued interest payable	35	—		35
Other liabilities	1,289	147	(i)	1,436

Total liabilities acquired	$227,995	$749		$228,744

Net assets acquired				24,391
Total consideration paid				23,500

Purchase gain				$891

Explanation of fair value adjustments:

(a)	Reflects the opening fair value of securities portfolio, which was established as the new book basis of the portfolio.

(b)	Reflects the fair value adjustment based on the Company’s third party valuation report.

(c)	Existing allowance for loan losses eliminated to reflect accounting guidance.

(d)	Estimated adjustment to Cardinal’s real property based upon third-party appraisals and the Company’s evaluation of equipment and other fixed assets.

(e)	Reflects the recording of the estimated core deposit intangible based on the Company’s third party valuation report.

(f)	Recording of deferred tax asset generated by the net fair value adjustments (tax rate = 34%). Also recognizes partial reversal of Cardinal’s deferred tax asset valuation allowance.

(g)	Estimated fair value adjustment to time deposits based on the Company’s third party evaluation report on deposits assumed.

(h)	Cardinal’s borrowings were overnight borrowings and carried at fair value therefore no adjustment was required.

(i)	Reflects the fair value adjustment based on the Company’s evaluation of acquired other liabilities.